Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	THRIVENT MUTUAL FUNDS
Central Index Key	0000811869
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Class A | Thrivent Aggressive Allocation Fund
Thrivent Aggressive Allocation Fund TAAAX
Investment Objective
Thrivent Aggressive Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Aggressive Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Thrivent Aggressive Allocation Fund
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund (Underlying Fund) Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	1.39%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Aggressive Allocation Fund	684	966	1,269	2,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+17.80%
Worst Quarter:	Q4 ‘08	-21.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Aggressive Allocation Fund	6.41%	(0.63%)	3.70%	Jun 30, 2005
Thrivent Aggressive Allocation Fund (after taxes on distributions)	6.15%	(0.95%)	3.25%	Jun 30, 2005
Thrivent Aggressive Allocation Fund (after taxes on distributions and redemptions)	4.51%	(0.62%)	3.05%	Jun 30, 2005
Thrivent Aggressive Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Aggressive Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Aggressive Allocation Fund TAAAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Aggressive Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

		Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+17.80%
Worst Quarter:	Q4 ‘08	-21.59%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Aggressive Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,127
2006	rr_AnnualReturn2006	13.99%
2007	rr_AnnualReturn2007	9.04%
2008	rr_AnnualReturn2008	(37.41%)
2009	rr_AnnualReturn2009	30.23%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	(4.66%)
2012	rr_AnnualReturn2012	12.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.59%)
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Aggressive Allocation Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Aggressive Allocation Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Class A | Thrivent Aggressive Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund TMAAX
Investment Objective
Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Moderately Aggressive Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Moderately Aggressive Allocation Fund
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund (Underlying Fund) Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.26%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Moderately Aggressive Allocation Fund	671	928	1,204	1,989

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund

Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund

Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+16.93%
Worst Quarter:	Q4 ‘08	-19.42%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Moderately Aggressive Allocation Fund	6.76%	0.38%	3.97%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund (after taxes on distributions)	6.32%	(0.13%)	3.35%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund (after taxes on distributions and redemptions)	4.78%	0.10%	3.16%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderately Aggressive Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderately Aggressive Allocation Fund TMAAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

		Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund

Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund

Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+16.93%
Worst Quarter:	Q4 ‘08	-19.42%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Moderately Aggressive Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	1,989
2006	rr_AnnualReturn2006	13.40%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(33.81%)
2009	rr_AnnualReturn2009	29.67%
2010	rr_AnnualReturn2010	15.41%
2011	rr_AnnualReturn2011	(3.60%)
2012	rr_AnnualReturn2012	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.42%)
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Aggressive Allocation Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Aggressive Allocation Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Class A | Thrivent Moderately Aggressive Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Moderate Allocation Fund
Thrivent Moderate Allocation Fund THMAX
Investment Objective
Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Moderate Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Moderate Allocation Fund
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%
Total Annual Fund Operating Expenses	1.14%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Moderate Allocation Fund	660	892	1,143	1,860

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+15.16%
Worst Quarter:	Q4 ‘08	-15.81%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Moderate Allocation Fund	5.55%	1.53%	4.26%	Jun 30, 2005
Thrivent Moderate Allocation Fund (after taxes on distributions)	4.73%	0.78%	3.39%	Jun 30, 2005
Thrivent Moderate Allocation Fund (after taxes on distributions and redemptions)	3.89%	0.91%	3.22%	Jun 30, 2005
Thrivent Moderate Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderate Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderate Allocation Fund THMAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

		Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+15.16%
Worst Quarter:	Q4 ‘08	-15.81%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,860
2006	rr_AnnualReturn2006	11.86%
2007	rr_AnnualReturn2007	6.39%
2008	rr_AnnualReturn2008	(27.99%)
2009	rr_AnnualReturn2009	26.67%
2010	rr_AnnualReturn2010	13.87%
2011	rr_AnnualReturn2011	(1.60%)
2012	rr_AnnualReturn2012	11.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.81%)
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderate Allocation Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderate Allocation Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderate Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Class A | Thrivent Moderate Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Moderately Conservative Allocation Fund
Thrivent Moderately Conservative Allocation Fund TCAAX
Investment Objective
Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Moderately Conservative Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Moderately Conservative Allocation Fund
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Moderately Conservative Allocation Fund	655	878	1,118	1,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+11.59%
Worst Quarter:	Q4 ‘08	-11.49%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Moderately Conservative Allocation Fund	3.73%	2.24%	4.12%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund (after taxes on distributions)	2.74%	1.32%	3.11%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund (after taxes on distributions and redemptions)	2.71%	1.40%	2.99%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderately Conservative Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderately Conservative Allocation Fund TCAAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

		Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+11.59%
Worst Quarter:	Q4 ‘08	-11.49%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Moderately Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	655
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	1,806
2006	rr_AnnualReturn2006	9.85%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(20.74%)
2009	rr_AnnualReturn2009	22.27%
2010	rr_AnnualReturn2010	11.42%
2011	rr_AnnualReturn2011	(0.34%)
2012	rr_AnnualReturn2012	9.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.49%)
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Conservative Allocation Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Conservative Allocation Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Moderately Conservative Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Class A | Thrivent Moderately Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Natural Resources Fund
Thrivent Natural Resources Fund TREFX
Investment Objective
Thrivent Natural Resources Fund seeks to achieve long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Natural Resources Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Natural Resources Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.77%
Less Expense Reimbursement	[1]	0.47%
Net Annual Fund Operating Expenses		1.30%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Natural Resources Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.30% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Natural Resources Fund	675	1,033	1,415	2,483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Fund invests primarily in equity securities of companies in a variety of natural resource-related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Fund also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources-related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Fund intends to invest in real estate investment trusts (REITs).

The Fund typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective October 10, 2011, the Fund’s investment objective and principal investment strategies changed, which had the effect of converting the Fund from one that invested at least 80% of its net assets in securities of companies that are primarily engaged in the U.S. real estate industry to one that invests 80% of its net assets in natural resource investments. At the same time, the Fund’s name changed from Thrivent Real Estate Securities Fund to Thrivent Natural Resources Fund. As a result, performance information presented below with respect to periods prior to October 10, 2011, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Thrivent Natural Resources Fund.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+32.53%
Worst Quarter:	Q4 ‘08	-38.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Natural Resources Fund	(9.36%)	(1.24%)	1.40%	Jun 30, 2005
Thrivent Natural Resources Fund (after taxes on distributions)	(9.42%)	(1.83%)	0.61%	Jun 30, 2005
Thrivent Natural Resources Fund (after taxes on distributions and redemptions)	(6.00%)	(1.40%)	0.79%	Jun 30, 2005
Thrivent Natural Resources Fund S&P North American Natural Resources Index (reflects no deduction for fees, expenses or taxes)	2.20%	(1.51%)	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Natural Resources Fund TREFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Natural Resources Fund seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Fund invests primarily in equity securities of companies in a variety of natural resource-related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Fund also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources-related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Fund intends to invest in real estate investment trusts (REITs).

		The Fund typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

		Effective October 10, 2011, the Fund’s investment objective and principal investment strategies changed, which had the effect of converting the Fund from one that invested at least 80% of its net assets in securities of companies that are primarily engaged in the U.S. real estate industry to one that invests 80% of its net assets in natural resource investments. At the same time, the Fund’s name changed from Thrivent Real Estate Securities Fund to Thrivent Natural Resources Fund. As a result, performance information presented below with respect to periods prior to October 10, 2011, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Thrivent Natural Resources Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+32.53%
Worst Quarter:	Q4 ‘08	-38.18%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	1,033
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	2,483
2006	rr_AnnualReturn2006	34.27%
2007	rr_AnnualReturn2007	(16.92%)
2008	rr_AnnualReturn2008	(37.16%)
2009	rr_AnnualReturn2009	28.55%
2010	rr_AnnualReturn2010	27.15%
2011	rr_AnnualReturn2011	0.85%
2012	rr_AnnualReturn2012	(4.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.18%)
1 Year	rr_AverageAnnualReturnYear01	(9.36%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Natural Resources Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Natural Resources Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Natural Resources Fund | S&P North American Natural Resources Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Natural Resources Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.30% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Partner Emerging Markets Equity Fund
Thrivent Partner Emerging Markets Equity Fund TPEAX
Investment Objective
Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Emerging Markets Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Partner Emerging Markets Equity Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.57%
Acquired Fund (Underlying Fund) Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		3.05%
Less Expense Reimbursement	[2]	1.26%
Net Annual Fund Operating Expenses		1.79%
[1]	Because the Fund has been operating for less than six months, "Other Expenses" are based on management's estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. "Other Expenses" include the Fund's estimated expenses not otherwise disclosed in the table that are deducted from the Fund's assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Emerging Markets Equity Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.79% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Emerging Markets Equity Fund	722	1,328	1,959	3,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on August 31, 2012, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund will invest principally in equity securities. The Fund will also invest in equity-related securities, such as foreign-registered shares and preferred shares. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in equity or equity-related securities: (i) of issuers that have their principal securities trading market in an emerging country; (ii) of issuers that derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) of issuers that are organized under the laws of, and have a principal office in, an emerging country; (iv) consisting of depositary receipts of issuers described in (i) and (iii) above; or (v) consisting of exchange-traded funds that invest in an emerging country or countries. The Fund considers an emerging market to be any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) included in the MSCI Emerging Markets Index. The Fund will generally invest in companies with market capitalizations of $100 million or more, with sufficient liquidity.

The Fund’s subadviser seeks to identify emerging market companies trading at a discount relative to such companies’ estimated long-term earning potential by using in-depth fundamental analysis combined with top down country risk assessment. The Fund’s subadviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the MSCI Emerging Markets Index.

The Fund may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in equity securities of issuers as described above from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices risk and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions — such as Latin America, Asia, Europe, and the Mediterranean region — can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic values for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
No performance information for the Fund is provided because it did not commence operations until August 31, 2012.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Partner Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Emerging Markets Equity Fund TPEAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on August 31, 2012, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund has been operating for less than six months, “Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. “Other Expenses” include the Fund’s estimated expenses not otherwise disclosed in the table that are deducted from the Fund’s assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest principally in equity securities. The Fund will also invest in equity-related securities, such as foreign-registered shares and preferred shares. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in equity or equity-related securities: (i) of issuers that have their principal securities trading market in an emerging country; (ii) of issuers that derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) of issuers that are organized under the laws of, and have a principal office in, an emerging country; (iv) consisting of depositary receipts of issuers described in (i) and (iii) above; or (v) consisting of exchange-traded funds that invest in an emerging country or countries. The Fund considers an emerging market to be any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) included in the MSCI Emerging Markets Index. The Fund will generally invest in companies with market capitalizations of $100 million or more, with sufficient liquidity.

The Fund’s subadviser seeks to identify emerging market companies trading at a discount relative to such companies’ estimated long-term earning potential by using in-depth fundamental analysis combined with top down country risk assessment. The Fund’s subadviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the MSCI Emerging Markets Index.

The Fund may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

		Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in equity securities of issuers as described above from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices risk and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions — such as Latin America, Asia, Europe, and the Mediterranean region — can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic values for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information for the Fund is provided because it did not commence operations until August 31, 2012.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for the Fund is provided because it did not commence operations until August 31, 2012.
Class A | Thrivent Partner Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.57%	[2]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.26%	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,328
5 Years	rr_ExpenseExampleYear05	1,959
10 Years	rr_ExpenseExampleYear10	3,646

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	Because the Fund has been operating for less than six months, "Other Expenses" are based on management's estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. "Other Expenses" include the Fund's estimated expenses not otherwise disclosed in the table that are deducted from the Fund's assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
[3]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Emerging Markets Equity Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.79% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Growth Fund TPSAX
Investment Objective
Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Partner Small Cap Growth Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.38%
Total Annual Fund Operating Expenses		1.53%
Less Expense Reimbursement	[1]	0.13%
Net Annual Fund Operating Expenses		1.40%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Small Cap Growth Fund	685	995	1,327	2,263

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Fund. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Fund will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

Turner Investments, L.P. (“Turner”), the subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.66%
Worst Quarter:	Q4 ‘08	-26.78%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Partner Small Cap Growth Fund	5.32%	(0.37%)	3.38%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions)	4.85%	(0.46%)	3.21%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions and redemptions)	4.06%	(0.32%)	2.89%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	6.06%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Partner Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Small Cap Growth Fund TPSAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Fund. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Fund will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

		Turner Investments, L.P. (“Turner”), the subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.66%
Worst Quarter:	Q4 ‘08	-26.78%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Partner Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	995
5 Years	rr_ExpenseExampleYear05	1,327
10 Years	rr_ExpenseExampleYear10	2,263
2006	rr_AnnualReturn2006	12.48%
2007	rr_AnnualReturn2007	8.20%
2008	rr_AnnualReturn2008	(43.03%)
2009	rr_AnnualReturn2009	33.47%
2010	rr_AnnualReturn2010	28.03%
2011	rr_AnnualReturn2011	(4.28%)
2012	rr_AnnualReturn2012	11.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.78%)
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Small Cap Growth Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Small Cap Growth Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Partner Small Cap Value Fund
Thrivent Partner Small Cap Value Fund AALVX
Investment Objective
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Small Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Partner Small Cap Value Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Acquired Fund (Underlying Fund) Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.63%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Small Cap Value Fund	707	1,036	1,388	2,376

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historic norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner Small Cap Value Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.79%
Worst Quarter:	Q4 ‘08	-24.14%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Partner Small Cap Value Fund	7.63%	3.99%	10.56%
Thrivent Partner Small Cap Value Fund (after taxes on distributions)	7.05%	3.60%	9.61%
Thrivent Partner Small Cap Value Fund (after taxes on distributions and redemptions)	5.72%	3.33%	9.05%
Thrivent Partner Small Cap Value Fund Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Partner Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Small Cap Value Fund AALVX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historic norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

		The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner Small Cap Value Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.79%
Worst Quarter:	Q4 ‘08	-24.14%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Partner Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,388
10 Years	rr_ExpenseExampleYear10	2,376
2003	rr_AnnualReturn2003	47.54%
2004	rr_AnnualReturn2004	21.30%
2005	rr_AnnualReturn2005	4.73%
2006	rr_AnnualReturn2006	21.47%
2007	rr_AnnualReturn2007	(1.44%)
2008	rr_AnnualReturn2008	(27.03%)
2009	rr_AnnualReturn2009	29.04%
2010	rr_AnnualReturn2010	22.95%
2011	rr_AnnualReturn2011	(2.43%)
2012	rr_AnnualReturn2012	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Class A | Thrivent Partner Small Cap Value Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	9.61%
Class A | Thrivent Partner Small Cap Value Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	9.05%
Class A | Thrivent Partner Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Small Cap Stock Fund
Thrivent Small Cap Stock Fund AASMX
Investment Objective
Thrivent Small Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Small Cap Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Small Cap Stock Fund
Management Fees	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund (Underlying Fund) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.34%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Small Cap Stock Fund	679	951	1,244	2,074

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to of such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:
  have an improving fundamental outlook;
  have capable management; and
  are financially sound.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘03	+20.00%
Worst Quarter:	Q4 ‘08	-24.62%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Small Cap Stock Fund	2.89%	(2.22%)	6.84%
Thrivent Small Cap Stock Fund (after taxes on distributions)	2.89%	(2.23%)	6.03%
Thrivent Small Cap Stock Fund (after taxes on distributions and redemptions)	1.88%	(1.88%)	5.90%
Thrivent Small Cap Stock Fund Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Small Cap Stock Fund AASMX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Small Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to of such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:
  have an improving fundamental outlook;
  have capable management; and
  are financially sound.
		The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘03	+20.00%
Worst Quarter:	Q4 ‘08	-24.62%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Small Cap Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,074
2003	rr_AnnualReturn2003	40.18%
2004	rr_AnnualReturn2004	20.38%
2005	rr_AnnualReturn2005	8.21%
2006	rr_AnnualReturn2006	12.57%
2007	rr_AnnualReturn2007	5.54%
2008	rr_AnnualReturn2008	(38.12%)
2009	rr_AnnualReturn2009	19.46%
2010	rr_AnnualReturn2010	24.69%
2011	rr_AnnualReturn2011	(5.76%)
2012	rr_AnnualReturn2012	8.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.62%)
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	(2.22%)
10 Years	rr_AverageAnnualReturnYear10	6.84%
Class A | Thrivent Small Cap Stock Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	(2.23%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Class A | Thrivent Small Cap Stock Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	(1.88%)
10 Years	rr_AverageAnnualReturnYear10	5.90%
Class A | Thrivent Small Cap Stock Fund | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Growth Fund LBMGX
Investment Objective
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Mid Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Mid Cap Growth Fund
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Mid Cap Growth Fund	649	860	1,087	1,740

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund, which commenced operations on May 30, 1997. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.76%
Worst Quarter:	Q4 ‘08	-24.55%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Fund	5.19%	2.17%	8.83%
Thrivent Mid Cap Growth Fund (after taxes on distributions)	4.03%	1.92%	8.28%
Thrivent Mid Cap Growth Fund (after taxes on distributions and redemptions)	4.88%	1.85%	7.69%
Thrivent Mid Cap Growth Fund Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Mid Cap Growth Fund LBMGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Mid Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

		The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund, which commenced operations on May 30, 1997. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.76%
Worst Quarter:	Q4 ‘08	-24.55%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	649
3 Years	rr_ExpenseExampleYear03	860
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	1,740
2003	rr_AnnualReturn2003	33.72%
2004	rr_AnnualReturn2004	10.51%
2005	rr_AnnualReturn2005	10.37%
2006	rr_AnnualReturn2006	7.73%
2007	rr_AnnualReturn2007	19.15%
2008	rr_AnnualReturn2008	(40.84%)
2009	rr_AnnualReturn2009	49.16%
2010	rr_AnnualReturn2010	27.56%
2011	rr_AnnualReturn2011	(5.98%)
2012	rr_AnnualReturn2012	11.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Class A | Thrivent Mid Cap Growth Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	8.28%
Class A | Thrivent Mid Cap Growth Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Class A | Thrivent Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Partner Mid Cap Value Fund
Thrivent Partner Mid Cap Value Fund TPMAX
Investment Objective
Thrivent Partner Mid Cap Value Fund seeks to achieve long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Mid Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES) AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Partner Mid Cap Value Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.46%
Less Expense Reimbursement	[1]	0.21%
Net Annual Fund Operating Expenses		1.25%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Mid Cap Value Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 1.25% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Mid Cap Value Fund	670	967	1,285	2,183

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than-average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+19.36%
Worst Quarter:	Q4 ‘08	-22.71%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Partner Mid Cap Value Fund	11.21%	1.98%	4.59%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund (after taxes on distributions)	10.73%	1.82%	4.22%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund (after taxes on distributions and redemptions)	7.91%	1.67%	3.86%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	5.77%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Partner Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Mid Cap Value Fund TPMAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Mid Cap Value Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES) AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

		The subadviser uses fundamental research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than-average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+19.36%
Worst Quarter:	Q4 ‘08	-22.71%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Partner Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,183
2006	rr_AnnualReturn2006	16.49%
2007	rr_AnnualReturn2007	3.15%
2008	rr_AnnualReturn2008	(35.16%)
2009	rr_AnnualReturn2009	31.86%
2010	rr_AnnualReturn2010	24.25%
2011	rr_AnnualReturn2011	(6.65%)
2012	rr_AnnualReturn2012	17.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Mid Cap Value Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Mid Cap Value Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | Thrivent Partner Mid Cap Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Mid Cap Value Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 1.25% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Stock Fund AASCX
Investment Objective
Thrivent Mid Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Mid Cap Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Mid Cap Stock Fund
Management Fees	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.18%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Mid Cap Stock Fund	664	904	1,163	1,903

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:
  have prospects for growth in their sales and earnings;
  are in an industry with a good economic outlook;
  have high-quality management; and/or
  have a strong financial position.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+19.46%
Worst Quarter:	Q3 ‘11	-22.13%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Mid Cap Stock Fund	7.62%	0.84%	8.30%
Thrivent Mid Cap Stock Fund (after taxes on distributions)	7.61%	0.83%	7.39%
Thrivent Mid Cap Stock Fund (after taxes on distributions and redemptions)	4.95%	0.71%	7.03%
Thrivent Mid Cap Stock Fund Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Mid Cap Stock Fund AASCX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Mid Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:
  have prospects for growth in their sales and earnings;
  are in an industry with a good economic outlook;
  have high-quality management; and/or
  have a strong financial position.
		The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+19.46%
Worst Quarter:	Q3 ‘11	-22.13%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Mid Cap Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	664
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,163
10 Years	rr_ExpenseExampleYear10	1,903
2003	rr_AnnualReturn2003	31.69%
2004	rr_AnnualReturn2004	16.71%
2005	rr_AnnualReturn2005	16.26%
2006	rr_AnnualReturn2006	13.22%
2007	rr_AnnualReturn2007	5.11%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	39.19%
2010	rr_AnnualReturn2010	25.31%
2011	rr_AnnualReturn2011	(6.47%)
2012	rr_AnnualReturn2012	13.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Class A | Thrivent Mid Cap Stock Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Class A | Thrivent Mid Cap Stock Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Class A | Thrivent Mid Cap Stock Fund | Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Worldwide Allocation Fund TWAAX
Investment Objective
Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Partner Worldwide Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Partner Worldwide Allocation Fund
Management Fees		0.87%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.61%
Less Expense Reimbursement	[1]	0.21%
Net Annual Fund Operating Expenses		1.40%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Worldwide Allocation Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Worldwide Allocation Fund	685	1,011	1,359	2,339

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.16%
Worst Quarter:	Q3 ‘11	-18.20%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	Since Inception	Inception Date
Thrivent Partner Worldwide Allocation Fund	12.31%	(1.68%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund (after taxes on distributions)	11.97%	(1.89%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund (after taxes on distributions and redemptions)	8.44%	(1.44%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)	17.39%	(1.04%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Worldwide Allocation Fund TWAAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

		Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.16%
Worst Quarter:	Q3 ‘11	-18.20%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Partner Worldwide Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	1,011
5 Years	rr_ExpenseExampleYear05	1,359
10 Years	rr_ExpenseExampleYear10	2,339
2009	rr_AnnualReturn2009	31.25%
2010	rr_AnnualReturn2010	13.16%
2011	rr_AnnualReturn2011	(12.12%)
2012	rr_AnnualReturn2012	18.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
1 Year	rr_AverageAnnualReturnYear01	12.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Partner Worldwide Allocation Fund | MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Worldwide Allocation Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Large Cap Growth Fund
Thrivent Large Cap Growth Fund AAAGX
Investment Objective
Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Large Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Large Cap Growth Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.48%
Less Expense Reimbursement	[1]	0.28%
Net Annual Fund Operating Expenses		1.20%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.20% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Large Cap Growth Fund	666	966	1,288	2,199

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/ Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+16.67%
Worst Quarter:	Q4 ‘08	-24.26%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Fund	11.26%	(1.84%)	5.21%
Thrivent Large Cap Growth Fund (after taxes on distributions)	11.20%	(1.86%)	5.00%
Thrivent Large Cap Growth Fund (after taxes on distributions and redemptions)	7.39%	(1.56%)	4.48%
Thrivent Large Cap Growth Fund Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Growth Fund AAAGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/ Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+16.67%
Worst Quarter:	Q4 ‘08	-24.26%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,199
2003	rr_AnnualReturn2003	28.95%
2004	rr_AnnualReturn2004	7.80%
2005	rr_AnnualReturn2005	6.55%
2006	rr_AnnualReturn2006	6.32%
2007	rr_AnnualReturn2007	15.77%
2008	rr_AnnualReturn2008	(42.81%)
2009	rr_AnnualReturn2009	39.25%
2010	rr_AnnualReturn2010	9.70%
2011	rr_AnnualReturn2011	(6.29%)
2012	rr_AnnualReturn2012	17.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	5.21%
Class A | Thrivent Large Cap Growth Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
10 Years	rr_AverageAnnualReturnYear10	5.00%
Class A | Thrivent Large Cap Growth Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	4.48%
Class A | Thrivent Large Cap Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.20% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Large Cap Value Fund
Thrivent Large Cap Value Fund AAUTX
Investment Objective
Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Large Cap Value Fund
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.04%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Large Cap Value Fund	650	863	1,092	1,751

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten- periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+17.66%
Worst Quarter:	Q4 ‘08	-20.48%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Large Cap Value Fund	10.77%	(1.14%)	6.04%
Thrivent Large Cap Value Fund (after taxes on distributions)	10.50%	(1.35%)	5.65%
Thrivent Large Cap Value Fund (after taxes on distributions and redemptions)	7.34%	(1.00%)	5.26%
Thrivent Large Cap Value Fund Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Value Fund AAUTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten- periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten- periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+17.66%
Worst Quarter:	Q4 ‘08	-20.48%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	650
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,092
10 Years	rr_ExpenseExampleYear10	1,751
2003	rr_AnnualReturn2003	26.40%
2004	rr_AnnualReturn2004	14.25%
2005	rr_AnnualReturn2005	6.60%
2006	rr_AnnualReturn2006	18.62%
2007	rr_AnnualReturn2007	4.32%
2008	rr_AnnualReturn2008	(34.68%)
2009	rr_AnnualReturn2009	20.47%
2010	rr_AnnualReturn2010	12.21%
2011	rr_AnnualReturn2011	(3.44%)
2012	rr_AnnualReturn2012	17.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
Class A | Thrivent Large Cap Value Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
10 Years	rr_AverageAnnualReturnYear10	5.65%
Class A | Thrivent Large Cap Value Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	5.26%
Class A | Thrivent Large Cap Value Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Large Cap Stock Fund
Thrivent Large Cap Stock Fund AALGX
Investment Objective
Thrivent Large Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Large Cap Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Large Cap Stock Fund
Management Fees	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.09%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Large Cap Stock Fund	655	878	1,118	1,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+16.12%
Worst Quarter:	Q4 ‘08	-22.40%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Large Cap Stock Fund	8.13%	(2.35%)	3.89%
Thrivent Large Cap Stock Fund (after taxes on distributions)	7.04%	(2.64%)	3.09%
Thrivent Large Cap Stock Fund (after taxes on distributions and redemptions)	6.64%	(2.01%)	3.28%
Thrivent Large Cap Stock Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Stock Fund AALGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+16.12%
Worst Quarter:	Q4 ‘08	-22.40%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Large Cap Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	655
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	1,806
2003	rr_AnnualReturn2003	21.13%
2004	rr_AnnualReturn2004	8.21%
2005	rr_AnnualReturn2005	5.10%
2006	rr_AnnualReturn2006	11.58%
2007	rr_AnnualReturn2007	7.33%
2008	rr_AnnualReturn2008	(38.01%)
2009	rr_AnnualReturn2009	26.66%
2010	rr_AnnualReturn2010	10.13%
2011	rr_AnnualReturn2011	(5.06%)
2012	rr_AnnualReturn2012	14.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
1 Year	rr_AverageAnnualReturnYear01	8.13%
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Class A | Thrivent Large Cap Stock Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.09%
Class A | Thrivent Large Cap Stock Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	3.28%
Class A | Thrivent Large Cap Stock Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Equity Income Plus Fund
Thrivent Equity Income Plus Fund TEIAX
Investment Objective
Thrivent Equity Income Plus Fund seeks income plus long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Equity Income Plus Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Equity Income Plus Fund
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund (Underlying Fund) Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.49%
Less Expense Reimbursement	[1]	0.32%
Net Annual Fund Operating Expenses		1.17%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Equity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.15% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Equity Income Plus Fund	663	965	1,290	2,206

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Option Writing Risk. The Fund may write (sell) covered call and put options on any investments in which the Fund may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Fund’s portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written by the Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+14.37%
Worst Quarter:	Q3 ‘11	-16.34%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	Since Inception	Inception Date
Thrivent Equity Income Plus Fund	6.37%	(0.07%)	Feb 29, 2008
Thrivent Equity Income Plus Fund (after taxes on distributions)	6.00%	(0.39%)	Feb 29, 2008
Thrivent Equity Income Plus Fund (after taxes on distributions and redemptions)	4.55%	(0.13%)	Feb 29, 2008
Thrivent Equity Income Plus Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	3.73%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Equity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Equity Income Plus Fund TEIAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Equity Income Plus Fund seeks income plus long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

		The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Option Writing Risk. The Fund may write (sell) covered call and put options on any investments in which the Fund may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Fund’s portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written by the Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+14.37%
Worst Quarter:	Q3 ‘11	-16.34%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Equity Income Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,206
2009	rr_AnnualReturn2009	15.74%
2010	rr_AnnualReturn2010	15.83%
2011	rr_AnnualReturn2011	(2.79%)
2012	rr_AnnualReturn2012	12.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.34%)
1 Year	rr_AverageAnnualReturnYear01	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Equity Income Plus Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Equity Income Plus Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Class A | Thrivent Equity Income Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Equity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.15% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Balanced Fund
Thrivent Balanced Fund AABFX
Investment Objective
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Balanced Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Balanced Fund	659	889	1,138	1,849

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser focuses on U.S. companies and establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+14.69%
Worst Quarter:	Q4 ‘08	-18.63%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Balanced Fund	6.48%	1.68%	5.13%
Thrivent Balanced Fund (after taxes on distributions)	5.11%	1.05%	4.18%
Thrivent Balanced Fund (after taxes on distributions and redemptions)	5.19%	1.22%	4.06%
Thrivent Balanced Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Thrivent Balanced Fund S&P Supercomposite 1500 Index (reflects no deduction for fees, expenses or taxes)	16.31%	2.11%	7.55%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Balanced Fund AABFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser focuses on U.S. companies and establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

		The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+14.69%
Worst Quarter:	Q4 ‘08	-18.63%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	1,849
2003	rr_AnnualReturn2003	14.94%
2004	rr_AnnualReturn2004	6.86%
2005	rr_AnnualReturn2005	5.74%
2006	rr_AnnualReturn2006	8.59%
2007	rr_AnnualReturn2007	7.52%
2008	rr_AnnualReturn2008	(30.37%)
2009	rr_AnnualReturn2009	29.72%
2010	rr_AnnualReturn2010	15.54%
2011	rr_AnnualReturn2011	(2.17%)
2012	rr_AnnualReturn2012	12.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.63%)
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Class A | Thrivent Balanced Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Class A | Thrivent Balanced Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Class A | Thrivent Balanced Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class A | Thrivent Balanced Fund | S&P Supercomposite 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	7.55%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent High Yield Fund
Thrivent High Yield Fund LBHYX
Investment Objective
Thrivent High Yield Fund seeks high current income and,
secondarily, growth of capital.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent High Yield Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent High Yield Fund
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent High Yield Fund	530	700	885	1,418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3, 1987. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+15.80%
Worst Quarter:	Q4 ‘08	-14.76%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent High Yield Fund	10.61%	7.89%	9.04%
Thrivent High Yield Fund (after taxes on distributions)	8.06%	5.01%	6.15%
Thrivent High Yield Fund (after taxes on distributions and redemptions)	6.80%	4.95%	6.03%
Thrivent High Yield Fund Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent High Yield Fund LBHYX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent High Yield Fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3, 1987. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+15.80%
Worst Quarter:	Q4 ‘08	-14.76%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	530
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	1,418
2003	rr_AnnualReturn2003	27.09%
2004	rr_AnnualReturn2004	9.76%
2005	rr_AnnualReturn2005	3.74%
2006	rr_AnnualReturn2006	9.75%
2007	rr_AnnualReturn2007	2.39%
2008	rr_AnnualReturn2008	(21.67%)
2009	rr_AnnualReturn2009	41.86%
2010	rr_AnnualReturn2010	13.99%
2011	rr_AnnualReturn2011	4.33%
2012	rr_AnnualReturn2012	15.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.76%)
1 Year	rr_AverageAnnualReturnYear01	10.61%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Class A | Thrivent High Yield Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Class A | Thrivent High Yield Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Class A | Thrivent High Yield Fund | Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Diversified Income Plus Fund
Thrivent Diversified Income Plus Fund AAHYX
Investment Objective
Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Diversified Income Plus Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Diversified Income Plus Fund
Management Fees		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.23%
Acquired Fund (Underlying Fund) Fees and Expenses		0.18%
Total Annual Fund Operating Expenses		1.21%
Less Expense Reimbursement	[1]	0.03%
Net Annual Fund Operating Expenses		1.18%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Diversified Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.00% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Diversified Income Plus Fund	565	814	1,082	1,847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+14.95%
Worst Quarter:	Q4 ‘08	-16.43%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Fund	9.00%	5.08%	7.31%
Thrivent Diversified Income Plus Fund (after taxes on distributions)	7.67%	3.46%	5.27%
Thrivent Diversified Income Plus Fund (after taxes on distributions and redemptions)	5.98%	3.38%	5.10%
Thrivent Diversified Income Plus Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Thrivent Diversified Income Plus Fund Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%
Thrivent Diversified Income Plus Fund Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)	9.82%	7.87%	6.33%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Diversified Income Plus Fund AAHYX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

		The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+14.95%
Worst Quarter:	Q4 ‘08	-16.43%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

		The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Diversified Income Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	565
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,082
10 Years	rr_ExpenseExampleYear10	1,847
2003	rr_AnnualReturn2003	26.65%
2004	rr_AnnualReturn2004	7.71%
2005	rr_AnnualReturn2005	3.01%
2006	rr_AnnualReturn2006	13.64%
2007	rr_AnnualReturn2007	(1.12%)
2008	rr_AnnualReturn2008	(23.69%)
2009	rr_AnnualReturn2009	31.50%
2010	rr_AnnualReturn2010	15.24%
2011	rr_AnnualReturn2011	1.78%
2012	rr_AnnualReturn2012	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Class A | Thrivent Diversified Income Plus Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Class A | Thrivent Diversified Income Plus Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Class A | Thrivent Diversified Income Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Class A | Thrivent Diversified Income Plus Fund | Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Class A | Thrivent Diversified Income Plus Fund | Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.33%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Diversified Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.00% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Municipal Bond Fund
Thrivent Municipal Bond Fund AAMBX
Investment Objective
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Municipal Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Municipal Bond Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Municipal Bond Fund	522	676	843	1,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund, which commenced operations on December 3, 1976. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+6.19%
Worst Quarter:	Q4 ‘10	-4.57%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Municipal Bond Fund	2.76%	4.68%	4.24%
Thrivent Municipal Bond Fund (after taxes on distributions)	2.75%	4.67%	4.21%
Thrivent Municipal Bond Fund (after taxes on distributions and redemptions)	3.09%	4.58%	4.21%
Thrivent Municipal Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Municipal Bond Fund AAMBX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

		The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund, which commenced operations on December 3, 1976. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+6.19%
Worst Quarter:	Q4 ‘10	-4.57%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	522
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	843
10 Years	rr_ExpenseExampleYear10	1,327
2003	rr_AnnualReturn2003	4.42%
2004	rr_AnnualReturn2004	4.15%
2005	rr_AnnualReturn2005	3.05%
2006	rr_AnnualReturn2006	4.42%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(2.40%)
2009	rr_AnnualReturn2009	11.87%
2010	rr_AnnualReturn2010	1.39%
2011	rr_AnnualReturn2011	10.57%
2012	rr_AnnualReturn2012	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Class A | Thrivent Municipal Bond Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Class A | Thrivent Municipal Bond Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Class A | Thrivent Municipal Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Income Fund
Thrivent Income Fund LUBIX
Investment Objective
Thrivent Income Fund seeks high current income while preserving principal.
The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Income Fund
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.77%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Income Fund	525	685	859	1,361

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+10.79%
Worst Quarter:	Q3 ‘08	-6.13%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Income Fund	5.86%	5.92%	5.18%
Thrivent Income Fund (after taxes on distributions)	4.57%	4.22%	3.53%
Thrivent Income Fund (after taxes on distributions and redemptions)	3.78%	4.02%	3.43%
Thrivent Income Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Income Fund LUBIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Income Fund seeks high current income while preserving principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+10.79%
Worst Quarter:	Q3 ‘08	-6.13%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00% [1]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	525
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	859
10 Years	rr_ExpenseExampleYear10	1,361
2003	rr_AnnualReturn2003	8.08%
2004	rr_AnnualReturn2004	4.28%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	3.00%
2008	rr_AnnualReturn2008	(11.64%)
2009	rr_AnnualReturn2009	21.17%
2010	rr_AnnualReturn2010	11.64%
2011	rr_AnnualReturn2011	5.42%
2012	rr_AnnualReturn2012	10.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class A | Thrivent Income Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Class A | Thrivent Income Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Class A | Thrivent Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

Class A | Thrivent Core Bond Fund
Thrivent Core Bond Fund AAINX
Investment Objective
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Core Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Core Bond Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.94%
Less Expense Reimbursement	[1]	0.09%
Net Annual Fund Operating Expenses		0.85%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Core Bond Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 0.85% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Core Bond Fund	533	728	938	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 355% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated but considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+8.27%
Worst Quarter:	Q4 ‘08	-5.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Core Bond Fund	2.86%	4.85%	4.26%
Thrivent Core Bond Fund (after taxes on distributions)	2.05%	3.47%	2.77%
Thrivent Core Bond Fund (after taxes on distributions and redemptions)	1.85%	3.30%	2.73%
Thrivent Core Bond Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Core Bond Fund AAINX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 355% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated but considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+8.27%
Worst Quarter:	Q4 ‘08	-5.33%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Core Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	533
3 Years	rr_ExpenseExampleYear03	728
5 Years	rr_ExpenseExampleYear05	938
10 Years	rr_ExpenseExampleYear10	1,545
2003	rr_AnnualReturn2003	5.84%
2004	rr_AnnualReturn2004	3.69%
2005	rr_AnnualReturn2005	1.42%
2006	rr_AnnualReturn2006	4.21%
2007	rr_AnnualReturn2007	3.22%
2008	rr_AnnualReturn2008	(10.74%)
2009	rr_AnnualReturn2009	17.85%
2010	rr_AnnualReturn2010	11.04%
2011	rr_AnnualReturn2011	5.46%
2012	rr_AnnualReturn2012	7.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.33%)
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Class A | Thrivent Core Bond Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Class A | Thrivent Core Bond Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Class A | Thrivent Core Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Core Bond Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 0.85% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Government Bond Fund
Thrivent Government Bond Fund TBFAX
Investment Objective
Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Government Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Government Bond Fund
Management Fees		0.40%
Distribution and Service (12b-1) Fees		0.12%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		0.99%
Less Expense Reimbursement	[1]	0.09%
Net Annual Fund Operating Expenses		0.90%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Government Bond Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 0.90% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Government Bond Fund	290	500	728	1,381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘11	+5.06%
Worst Quarter:	Q1 ‘12	-0.30%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	Since Inception	Inception Date
Thrivent Government Bond Fund	0.86%	4.48%	Feb 26, 2010
Thrivent Government Bond Fund (after taxes on distributions)	(0.58%)	3.24%	Feb 26, 2010
Thrivent Government Bond Fund (after taxes on distributions and redemptions)	0.79%	3.18%	Feb 26, 2010
Thrivent Government Bond Fund Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)	2.16%	3.45%
Thrivent Government Bond Fund Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.99%	5.47%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Government Bond Fund TBFAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

		The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘11	+5.06%
Worst Quarter:	Q1 ‘12	-0.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	500
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,381
2011	rr_AnnualReturn2011	8.18%
2012	rr_AnnualReturn2012	2.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.30%)
1 Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Class A | Thrivent Government Bond Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Class A | Thrivent Government Bond Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Class A | Thrivent Government Bond Fund | Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Class A | Thrivent Government Bond Fund | Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Government Bond Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 0.90% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Class A | Thrivent Limited Maturity Bond Fund
Thrivent Limited Maturity Bond Fund LBLAX
Investment Objective
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Thrivent Limited Maturity Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Class A Thrivent Limited Maturity Bond Fund
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.13%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.61%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Limited Maturity Bond Fund	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The investment adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+5.29%
Worst Quarter:	Q3 ‘08	-3.06%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Class A	1 Year	5 Years	10 Years
Thrivent Limited Maturity Bond Fund	3.78%	3.15%	3.16%
Thrivent Limited Maturity Bond Fund (after taxes on distributions)	3.28%	2.12%	1.99%
Thrivent Limited Maturity Bond Fund (after taxes on distributions and redemptions)	2.46%	2.08%	2.01%
Thrivent Limited Maturity Bond Fund Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	1.26%	2.88%	3.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Limited Maturity Bond Fund LBLAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The investment adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+5.29%
Worst Quarter:	Q3 ‘08	-3.06%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Limited Maturity Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
2003	rr_AnnualReturn2003	4.81%
2004	rr_AnnualReturn2004	1.59%
2005	rr_AnnualReturn2005	1.55%
2006	rr_AnnualReturn2006	4.23%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	(6.09%)
2009	rr_AnnualReturn2009	13.11%
2010	rr_AnnualReturn2010	4.92%
2011	rr_AnnualReturn2011	0.94%
2012	rr_AnnualReturn2012	3.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.06%)
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Class A | Thrivent Limited Maturity Bond Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.28%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Class A | Thrivent Limited Maturity Bond Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Class A | Thrivent Limited Maturity Bond Fund | Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%

Class A | Thrivent Money Market Fund
Thrivent Money Market Fund AMMXX
Investment Objective
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Thrivent Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Money Market Fund
Management Fees		0.49%
Distribution and Service (12b-1) Fees		0.13%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.94%
Less Expense Reimbursement	[1]	0.20%
Net Annual Fund Operating Expenses		0.74%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Money Market Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Money Market Fund	76	280	501	1,136

Principal Strategies
The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.
Principal Risks
The Fund is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Credit risk is expected to be low for the Money Market Fund because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Services Industry Risk. The Fund’s portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Fund or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

How a fund has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q4 ‘07	+1.24%
Worst Quarter:	Q4 ‘12	0.00%

The 7-day yield for the period ended December 30, 2012 for the Fund Class A shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT.
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A Thrivent Money Market Fund	none	0.60%	1.58%

The Fund attempts to maintain a stable net asset value per share of $1.00.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Class A | Thrivent Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Money Market Fund AMMXX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

		The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Credit risk is expected to be low for the Money Market Fund because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Services Industry Risk. The Fund’s portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Fund or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

		Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

		How a fund has performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q4 ‘07	+1.24%
Worst Quarter:	Q4 ‘12	0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The 7-day yield for the period ended December 30, 2012 for the Fund Class A shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund attempts to maintain a stable net asset value per share of $1.00.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for the period ended December 30, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) THRIVENT
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Class A | Thrivent Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20% [1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,136
2003	rr_AnnualReturn2003	0.44%
2004	rr_AnnualReturn2004	0.53%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	4.48%
2007	rr_AnnualReturn2007	4.94%
2008	rr_AnnualReturn2008	2.75%
2009	rr_AnnualReturn2009	0.27%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	1.58%

[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Money Market Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Institutional Class | Thrivent Aggressive Allocation Fund
Thrivent Aggressive Allocation Fund TAAIX
Investment Objective
Thrivent Aggressive Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Aggressive Allocation Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Aggressive Allocation Fund
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund (Underlying Fund) Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	0.95%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Aggressive Allocation Fund	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+17.87%
Worst Quarter:	Q4 ‘08	-21.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Aggressive Allocation Fund	13.11%	0.86%	4.86%	Jun 30, 2005
Thrivent Aggressive Allocation Fund (after taxes on distributions)	12.77%	0.48%	4.35%	Jun 30, 2005
Thrivent Aggressive Allocation Fund (after taxes on distributions and redemptions)	8.97%	0.63%	4.05%	Jun 30, 2005
Thrivent Aggressive Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Aggressive Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Aggressive Allocation Fund TAAIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Aggressive Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+17.87%
Worst Quarter:	Q4 ‘08	-21.46%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Aggressive Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
2006	rr_AnnualReturn2006	14.61%
2007	rr_AnnualReturn2007	9.21%
2008	rr_AnnualReturn2008	(37.13%)
2009	rr_AnnualReturn2009	30.60%
2010	rr_AnnualReturn2010	17.50%
2011	rr_AnnualReturn2011	(4.38%)
2012	rr_AnnualReturn2012	13.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Year	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Aggressive Allocation Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Year	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Aggressive Allocation Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Year	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Institutional Class | Thrivent Aggressive Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

Institutional Class | Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund TMAFX
Investment Objective
Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Moderately Aggressive Allocation Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Moderately Aggressive Allocation Fund
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Moderately Aggressive Allocation Fund	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+17.00%
Worst Quarter:	Q4 ‘08	-19.28%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Moderately Aggressive Allocation Fund	13.30%	1.89%	5.12%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund (after taxes on distributions)	12.75%	1.29%	4.43%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund (after taxes on distributions and redemptions)	9.11%	1.35%	4.13%	Jun 30, 2005
Thrivent Moderately Aggressive Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderately Aggressive Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderately Aggressive Allocation Fund TMAFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+17.00%
Worst Quarter:	Q4 ‘08	-19.28%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Moderately Aggressive Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2006	rr_AnnualReturn2006	13.86%
2007	rr_AnnualReturn2007	7.65%
2008	rr_AnnualReturn2008	(33.52%)
2009	rr_AnnualReturn2009	30.03%
2010	rr_AnnualReturn2010	15.70%
2011	rr_AnnualReturn2011	(3.11%)
2012	rr_AnnualReturn2012	13.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Year	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Aggressive Allocation Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Year	rr_AverageAnnualReturnYear05	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Aggressive Allocation Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Year	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Aggressive Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Institutional Class | Thrivent Moderately Aggressive Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

Institutional Class | Thrivent Moderate Allocation Fund
Thrivent Moderate Allocation Fund TMAIX
Investment Objective
Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Moderate Allocation Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Moderate Allocation Fund
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%
Total Annual Fund Operating Expenses	0.78%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Moderate Allocation Fund	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+15.21%
Worst Quarter:	Q4 ‘08	-15.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Moderate Allocation Fund	12.29%	3.04%	5.40%	Jun 30, 2005
Thrivent Moderate Allocation Fund (after taxes on distributions)	11.31%	2.18%	4.43%	Jun 30, 2005
Thrivent Moderate Allocation Fund (after taxes on distributions and redemptions)	8.31%	2.14%	4.17%	Jun 30, 2005
Thrivent Moderate Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderate Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderate Allocation Fund TMAIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+15.21%
Worst Quarter:	Q4 ‘08	-15.82%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Moderate Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
2006	rr_AnnualReturn2006	12.19%
2007	rr_AnnualReturn2007	6.72%
2008	rr_AnnualReturn2008	(27.79%)
2009	rr_AnnualReturn2009	27.03%
2010	rr_AnnualReturn2010	14.33%
2011	rr_AnnualReturn2011	(1.34%)
2012	rr_AnnualReturn2012	12.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Year	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderate Allocation Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Year	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderate Allocation Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Year	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderate Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Institutional Class | Thrivent Moderate Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

Institutional Class | Thrivent Moderately Conservative Allocation Fund
Thrivent Moderately Conservative Allocation Fund TCAIX
Investment Objective
Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Moderately Conservative Allocation Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Moderately Conservative Allocation Fund
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund (Underlying Fund) Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.75%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Moderately Conservative Allocation Fund	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash. The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+11.63%
Worst Quarter:	Q4 ‘08	-11.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Moderately Conservative Allocation Fund	10.25%	3.70%	5.21%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund (after taxes on distributions)	9.09%	2.68%	4.11%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund (after taxes on distributions and redemptions)	6.98%	2.60%	3.89%	Jun 30, 2005
Thrivent Moderately Conservative Allocation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.61%
Thrivent Moderately Conservative Allocation Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Moderately Conservative Allocation Fund TCAIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash. The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Partner Worldwide Allocation Fund
Thrivent Natural Resources Fund
Thrivent Equity Income Plus Fund
Thrivent Partner Emerging Markets Equity Fund

Cash
Money Market Funds
Thrivent Cash Management Trust

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Natural Resources Industry Risk. To the extent that the Fund’s portfolio is exposed to the natural resource sector, the Fund would be subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore would be more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. There would also be the risk that the Fund would perform poorly during a downturn in natural resource prices.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+11.63%
Worst Quarter:	Q4 ‘08	-11.32%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Moderately Conservative Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
2006	rr_AnnualReturn2006	10.26%
2007	rr_AnnualReturn2007	5.59%
2008	rr_AnnualReturn2008	(20.49%)
2009	rr_AnnualReturn2009	22.52%
2010	rr_AnnualReturn2010	11.68%
2011	rr_AnnualReturn2011	(0.02%)
2012	rr_AnnualReturn2012	10.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.32%)
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Year	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Conservative Allocation Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Year	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Conservative Allocation Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Year	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Moderately Conservative Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Institutional Class | Thrivent Moderately Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%

Institutional Class | Thrivent Natural Resources Fund
Thrivent Natural Resources Fund TREIX
Investment Objective
Thrivent Natural Resources Fund seeks to achieve long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Natural Resources Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Natural Resources Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.97%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Natural Resources Fund	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Fund invests primarily in equity securities of companies in a variety of natural resource-related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Fund also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources-related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Fund intends to invest in real estate investment trusts (REITs).

The Fund typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective October 10, 2011, the Fund’s investment objective and principal investment strategies changed, which had the effect of converting the Fund from one that invested at least 80% of its net assets in securities of companies that are primarily engaged in the U.S. real estate industry to one that invests 80% of its net assets in natural resource investments. At the same time, the Fund’s name changed from Thrivent Real Estate Securities Fund to Thrivent Natural Resources Fund. As a result, performance information presented below with respect to periods prior to October 10, 2011, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Thrivent Natural Resources Fund.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+32.61%
Worst Quarter:	Q4 ‘08	-37.61%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Natural Resources Fund	(3.71%)	0.17%	2.51%	Jun 30, 2005
Thrivent Natural Resources Fund (after taxes on distributions)	(3.83%)	(0.52%)	1.61%	Jun 30, 2005
Thrivent Natural Resources Fund (after taxes on distributions and redemptions)	(2.26%)	(0.27%)	1.69%	Jun 30, 2005
Thrivent Natural Resources Fund S&P North American Natural Resources Index (reflects no deduction for fees, expenses or taxes)	2.20%	(1.51%)	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Natural Resources Fund TREIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Natural Resources Fund seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments. Natural resource investments are securities of issuers that (1) have at least 50% of their assets in natural resources, such as metals, fuels, timber, underdeveloped land and agricultural products or (2) derive at least 50% of their annual revenues from owning, exploring, mining, processing or otherwise developing, or providing goods and services with respect to, natural resources. These investments may also include synthetic instruments that have economic characteristics similar to these securities.

The Fund invests primarily in equity securities of companies in a variety of natural resource-related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Fund also concentrates its investments in one or more of these sectors or in one or more issuers in the natural resources-related industries and, as a non-diversified fund under the Investment Company Act of 1940, focuses its investments in the securities of a relatively few number of issuers. In addition, the Fund intends to invest in real estate investment trusts (REITs).

		The Fund typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in natural resource investments from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in natural resource investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the securities markets. The Fund therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Precious Metal-Related Securities Risk. Prices of precious metals and of precious metal-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

		Effective October 10, 2011, the Fund’s investment objective and principal investment strategies changed, which had the effect of converting the Fund from one that invested at least 80% of its net assets in securities of companies that are primarily engaged in the U.S. real estate industry to one that invests 80% of its net assets in natural resource investments. At the same time, the Fund’s name changed from Thrivent Real Estate Securities Fund to Thrivent Natural Resources Fund. As a result, performance information presented below with respect to periods prior to October 10, 2011, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Thrivent Natural Resources Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+32.61%
Worst Quarter:	Q4 ‘08	-37.61%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Natural Resources Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
2006	rr_AnnualReturn2006	34.96%
2007	rr_AnnualReturn2007	(16.59%)
2008	rr_AnnualReturn2008	(37.00%)
2009	rr_AnnualReturn2009	28.97%
2010	rr_AnnualReturn2010	27.38%
2011	rr_AnnualReturn2011	1.21%
2012	rr_AnnualReturn2012	(3.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.61%)
1 Year	rr_AverageAnnualReturnYear01	(3.71%)
5 Year	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Natural Resources Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Year	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Natural Resources Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Year	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Natural Resources Fund | S&P North American Natural Resources Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Year	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%

Institutional Class | Thrivent Partner Emerging Markets Equity Fund
Thrivent Partner Emerging Markets Equity Fund TPEIX
Investment Objective
Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Emerging Markets Equity Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Institutional Class Thrivent Partner Emerging Markets Equity Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	1.55%
Acquired Fund (Underlying Fund) Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		2.78%
Less Expense Reimbursement	[2]	1.46%
Net Annual Fund Operating Expenses		1.32%
[1]	Because the Fund has been operating for less than six months, "Other Expenses" are based on management's estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. "Other Expenses" include the Fund's estimated expenses not otherwise disclosed in the table that are deducted from the Fund's assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive a portion of the management fees associated with the Institutional Class shares of the Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.32% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Emerging Markets Equity Fund	134	724	1,340	3,003

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on August 31, 2012, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund will invest principally in equity securities. The Fund will also invest in equity-related securities, such as foreign-registered shares and preferred shares. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in equity or equity-related securities: (i) of issuers that have their principal securities trading market in an emerging country; (ii) of issuers that derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) of issuers that are organized under the laws of, and have a principal office in, an emerging country; (iv) consisting of depositary receipts of issuers described in (i) and (iii) above; or (v) consisting of exchange-traded funds that invest in an emerging country or countries. The Fund considers an emerging market to be any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) included in the MSCI Emerging Markets Index. The Fund will generally invest in companies with market capitalizations of $100 million or more, with sufficient liquidity.

The Fund’s subadviser seeks to identify emerging market companies trading at a discount relative to such companies’ estimated long-term earning potential by using in-depth fundamental analysis combined with top down country risk assessment. The Fund’s subadviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the MSCI Emerging Markets Index.

The Fund may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in equity securities of issuers as described above from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic values for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
No performance information for the Fund is provided because it did not commence operations until August 31, 2012.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Partner Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Emerging Markets Equity Fund TPEIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on August 31, 2012, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund has been operating for less than six months, “Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. “Other Expenses” include the Fund’s estimated expenses not otherwise disclosed in the table that are deducted from the Fund’s assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest principally in equity securities. The Fund will also invest in equity-related securities, such as foreign-registered shares and preferred shares. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in equity or equity-related securities: (i) of issuers that have their principal securities trading market in an emerging country; (ii) of issuers that derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) of issuers that are organized under the laws of, and have a principal office in, an emerging country; (iv) consisting of depositary receipts of issuers described in (i) and (iii) above; or (v) consisting of exchange-traded funds that invest in an emerging country or countries. The Fund considers an emerging market to be any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) included in the MSCI Emerging Markets Index. The Fund will generally invest in companies with market capitalizations of $100 million or more, with sufficient liquidity.

The Fund’s subadviser seeks to identify emerging market companies trading at a discount relative to such companies’ estimated long-term earning potential by using in-depth fundamental analysis combined with top down country risk assessment. The Fund’s subadviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the MSCI Emerging Markets Index.

The Fund may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in equity securities of issuers as described above from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic values for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information for the Fund is provided because it did not commence operations until August 31, 2012.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for the Fund is provided because it did not commence operations until August 31, 2012.
Institutional Class | Thrivent Partner Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.46%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	3,003

[1]	Because the Fund has been operating for less than six months, "Other Expenses" are based on management's estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. "Other Expenses" include the Fund's estimated expenses not otherwise disclosed in the table that are deducted from the Fund's assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive a portion of the management fees associated with the Institutional Class shares of the Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.32% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Institutional Class | Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Growth Fund TPGIX
Investment Objective
Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Small Cap Growth Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Partner Small Cap Growth Fund
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.05%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Small Cap Growth Fund	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Fund. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Fund will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

Turner Investments, L.P. (“Turner”), the subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.72%
Worst Quarter:	Q4 ‘08	-26.66%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Partner Small Cap Growth Fund	11.98%	1.19%	4.56%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions)	11.49%	1.10%	4.39%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions and redemptions)	8.41%	1.01%	3.93%	Jun 30, 2005
Thrivent Partner Small Cap Growth Fund Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	6.06%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Partner Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Small Cap Growth Fund TPGIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Fund. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Fund will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

		Turner Investments, L.P. (“Turner”), the subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.72%
Worst Quarter:	Q4 ‘08	-26.66%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Partner Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
2006	rr_AnnualReturn2006	12.84%
2007	rr_AnnualReturn2007	8.60%
2008	rr_AnnualReturn2008	(42.83%)
2009	rr_AnnualReturn2009	34.12%
2010	rr_AnnualReturn2010	28.56%
2011	rr_AnnualReturn2011	(3.88%)
2012	rr_AnnualReturn2012	11.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.66%)
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Year	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Small Cap Growth Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Year	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Small Cap Growth Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Year	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Year	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%

Institutional Class | Thrivent Partner Small Cap Value Fund
Thrivent Partner Small Cap Value Fund TPSIX
Investment Objective
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Small Cap Value Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Partner Small Cap Value Fund
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Small Cap Value Fund	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historic norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+23.00%
Worst Quarter:	Q4 ‘08	-23.95%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Partner Small Cap Value Fund	14.47%	5.81%	11.91%
Thrivent Partner Small Cap Value Fund (after taxes on distributions)	13.80%	5.33%	10.87%
Thrivent Partner Small Cap Value Fund (after taxes on distributions and redemptions)	10.28%	4.89%	10.25%
Thrivent Partner Small Cap Value Fund Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Partner Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Small Cap Value Fund TPSIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historic norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

		The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+23.00%
Worst Quarter:	Q4 ‘08	-23.95%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Partner Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
2003	rr_AnnualReturn2003	48.73%
2004	rr_AnnualReturn2004	22.22%
2005	rr_AnnualReturn2005	5.50%
2006	rr_AnnualReturn2006	22.23%
2007	rr_AnnualReturn2007	(0.83%)
2008	rr_AnnualReturn2008	(26.48%)
2009	rr_AnnualReturn2009	29.94%
2010	rr_AnnualReturn2010	23.55%
2011	rr_AnnualReturn2011	(1.86%)
2012	rr_AnnualReturn2012	14.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.95%)
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	11.91%
Institutional Class | Thrivent Partner Small Cap Value Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.80%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	10.87%
Institutional Class | Thrivent Partner Small Cap Value Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	10.25%
Institutional Class | Thrivent Partner Small Cap Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%

Institutional Class | Thrivent Small Cap Stock Fund
Thrivent Small Cap Stock Fund TSCSX
Investment Objective
Thrivent Small Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Small Cap Stock Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Small Cap Stock Fund
Management Fees	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund (Underlying Fund) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Small Cap Stock Fund	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:
  have an improving fundamental outlook;
  have capable management; and
  are financially sound.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘03	+20.29%
Worst Quarter:	Q3 ‘11	-24.50%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Small Cap Stock Fund	9.57%	(0.45%)	8.14%
Thrivent Small Cap Stock Fund (after taxes on distributions)	9.57%	(0.48%)	7.35%
Thrivent Small Cap Stock Fund (after taxes on distributions and redemptions)	6.22%	(0.39%)	7.05%
Thrivent Small Cap Stock Fund Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Small Cap Stock Fund TSCSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Small Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:
  have an improving fundamental outlook;
  have capable management; and
  are financially sound.
		The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘03	+20.29%
Worst Quarter:	Q3 ‘11	-24.50%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Small Cap Stock Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
2003	rr_AnnualReturn2003	41.23%
2004	rr_AnnualReturn2004	21.14%
2005	rr_AnnualReturn2005	8.89%
2006	rr_AnnualReturn2006	13.12%
2007	rr_AnnualReturn2007	6.11%
2008	rr_AnnualReturn2008	(37.70%)
2009	rr_AnnualReturn2009	20.38%
2010	rr_AnnualReturn2010	25.55%
2011	rr_AnnualReturn2011	(5.23%)
2012	rr_AnnualReturn2012	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
10 Years	rr_AverageAnnualReturnYear10	8.14%
Institutional Class | Thrivent Small Cap Stock Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	7.35%
Institutional Class | Thrivent Small Cap Stock Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	7.05%
Institutional Class | Thrivent Small Cap Stock Fund | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

Institutional Class | Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Growth Fund LBMIX
Investment Objective
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Mid Cap Growth Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Mid Cap Growth Fund
Management Fees	0.39%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Mid Cap Growth Fund	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+23.06%
Worst Quarter:	Q4 ‘08	-24.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Fund	11.88%	4.01%	10.26%
Thrivent Mid Cap Growth Fund (after taxes on distributions)	10.79%	3.78%	9.74%
Thrivent Mid Cap Growth Fund (after taxes on distributions and redemptions)	9.14%	3.44%	9.01%
Thrivent Mid Cap Growth Fund Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Mid Cap Growth Fund LBMIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Mid Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

		The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+23.06%
Worst Quarter:	Q4 ‘08	-24.32%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
2003	rr_AnnualReturn2003	35.25%
2004	rr_AnnualReturn2004	11.36%
2005	rr_AnnualReturn2005	11.22%
2006	rr_AnnualReturn2006	8.45%
2007	rr_AnnualReturn2007	20.04%
2008	rr_AnnualReturn2008	(40.33%)
2009	rr_AnnualReturn2009	50.29%
2010	rr_AnnualReturn2010	28.34%
2011	rr_AnnualReturn2011	(5.46%)
2012	rr_AnnualReturn2012	11.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Institutional Class | Thrivent Mid Cap Growth Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Institutional Class | Thrivent Mid Cap Growth Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Institutional Class | Thrivent Mid Cap Growth Fund | Russell Midcap�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%

Institutional Class | Thrivent Partner Mid Cap Value Fund
Thrivent Partner Mid Cap Value Fund TPMIX
Investment Objective
Thrivent Partner Mid Cap Value Fund seeks to achieve long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Mid Cap Value Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Partner Mid Cap Value Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.91%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Mid Cap Value Fund	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid-cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than-average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+19.47%
Worst Quarter:	Q4 ‘08	-22.61%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Year	Since Inception	Inception Date
Thrivent Partner Mid Cap Value Fund	18.16%	3.49%	5.72%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund (after taxes on distributions)	17.60%	3.28%	5.29%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund (after taxes on distributions and redemptions)	12.54%	2.97%	4.83%	Jun 30, 2005
Thrivent Partner Mid Cap Value Fund Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	5.77%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Partner Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Mid Cap Value Fund TPMIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Mid Cap Value Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid-cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

		The subadviser uses fundamental research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than-average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+19.47%
Worst Quarter:	Q4 ‘08	-22.61%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Partner Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
2006	rr_AnnualReturn2006	16.80%
2007	rr_AnnualReturn2007	3.35%
2008	rr_AnnualReturn2008	(34.93%)
2009	rr_AnnualReturn2009	32.28%
2010	rr_AnnualReturn2010	24.68%
2011	rr_AnnualReturn2011	(6.38%)
2012	rr_AnnualReturn2012	18.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.61%)
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Year	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Mid Cap Value Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Year	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Mid Cap Value Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Year	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Institutional Class | Thrivent Partner Mid Cap Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%

Institutional Class | Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Stock Fund TMSIX
Investment Objective
Thrivent Mid Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Mid Cap Stock Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Mid Cap Stock Fund
Management Fees	0.66%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Mid Cap Stock Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:
  have prospects for growth in their sales and earnings;
  are in an industry with a good economic outlook;
  have high-quality management; and/or
  have a strong financial position.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+19.59%
Worst Quarter:	Q3 ‘11	-22.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Mid Cap Stock Fund	14.42%	2.52%	9.47%
Thrivent Mid Cap Stock Fund (after taxes on distributions)	14.35%	2.45%	8.54%
Thrivent Mid Cap Stock Fund (after taxes on distributions and redemptions)	9.47%	2.14%	8.08%
Thrivent Mid Cap Stock Fund Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Mid Cap Stock Fund TMSIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Mid Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:
  have prospects for growth in their sales and earnings;
  are in an industry with a good economic outlook;
  have high-quality management; and/or
  have a strong financial position.
		The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+19.59%
Worst Quarter:	Q3 ‘11	-22.01%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Mid Cap Stock Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
2003	rr_AnnualReturn2003	32.50%
2004	rr_AnnualReturn2004	17.28%
2005	rr_AnnualReturn2005	16.84%
2006	rr_AnnualReturn2006	13.75%
2007	rr_AnnualReturn2007	5.63%
2008	rr_AnnualReturn2008	(40.26%)
2009	rr_AnnualReturn2009	40.03%
2010	rr_AnnualReturn2010	25.92%
2011	rr_AnnualReturn2011	(6.02%)
2012	rr_AnnualReturn2012	14.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	9.47%
Institutional Class | Thrivent Mid Cap Stock Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.35%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Institutional Class | Thrivent Mid Cap Stock Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Institutional Class | Thrivent Mid Cap Stock Fund | Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%

Institutional Class | Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Worldwide Allocation Fund TWAIX
Investment Objective
Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Worldwide Allocation Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Partner Worldwide Allocation Fund
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Worldwide Allocation Fund	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+22.53%
Worst Quarter:	Q3 ‘11	-18.14%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	Since Inception	Inception Date
Thrivent Partner Worldwide Allocation Fund	19.24%	(0.18%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund (after taxes on distributions)	18.83%	(0.44%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund (after taxes on distributions and redemptions)	13.05%	(0.18%)	Feb 29, 2008
Thrivent Partner Worldwide Allocation Fund MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)	17.39%	(1.04%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Worldwide Allocation Fund TWAIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

		Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+22.53%
Worst Quarter:	Q3 ‘11	-18.14%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Partner Worldwide Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
2009	rr_AnnualReturn2009	31.75%
2010	rr_AnnualReturn2010	13.53%
2011	rr_AnnualReturn2011	(11.84%)
2012	rr_AnnualReturn2012	19.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.14%)
1 Year	rr_AverageAnnualReturnYear01	19.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Partner Worldwide Allocation Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Partner Worldwide Allocation Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Partner Worldwide Allocation Fund | MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)

Institutional Class | Thrivent Large Cap Growth Fund
Thrivent Large Cap Growth Fund THLCX
Investment Objective
Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Large Cap Growth Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Large Cap Growth Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Large Cap Growth Fund	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+16.76%
Worst Quarter:	Q4 ‘08	-24.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Fund	18.35%	(0.34%)	6.44%
Thrivent Large Cap Growth Fund (after taxes on distributions)	18.24%	(0.39%)	6.19%
Thrivent Large Cap Growth Fund (after taxes on distributions and redemptions)	12.08%	(0.30%)	5.57%
Thrivent Large Cap Growth Fund Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Growth Fund THLCX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+16.76%
Worst Quarter:	Q4 ‘08	-24.10%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Large Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
2003	rr_AnnualReturn2003	30.92%
2004	rr_AnnualReturn2004	8.42%
2005	rr_AnnualReturn2005	7.46%
2006	rr_AnnualReturn2006	6.98%
2007	rr_AnnualReturn2007	16.34%
2008	rr_AnnualReturn2008	(42.52%)
2009	rr_AnnualReturn2009	39.41%
2010	rr_AnnualReturn2010	10.12%
2011	rr_AnnualReturn2011	(5.88%)
2012	rr_AnnualReturn2012	18.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
1 Year	rr_AverageAnnualReturnYear01	18.35%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	6.44%
Institutional Class | Thrivent Large Cap Growth Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	6.19%
Institutional Class | Thrivent Large Cap Growth Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10	5.57%
Institutional Class | Thrivent Large Cap Growth Fund | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

Institutional Class | Thrivent Large Cap Value Fund
Thrivent Large Cap Value Fund TLVIX
Investment Objective
Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Large Cap Value Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Large Cap Value Fund
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Large Cap Value Fund	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+17.97%
Worst Quarter:	Q4 ‘08	-20.39%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Large Cap Value Fund	17.81%	0.55%	7.28%
Thrivent Large Cap Value Fund (after taxes on distributions)	17.45%	0.25%	6.79%
Thrivent Large Cap Value Fund (after taxes on distributions and redemptions)	12.05%	0.42%	6.36%
Thrivent Large Cap Value Fund Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Value Fund TLVIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+17.97%
Worst Quarter:	Q4 ‘08	-20.39%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Large Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
2003	rr_AnnualReturn2003	27.86%
2004	rr_AnnualReturn2004	14.83%
2005	rr_AnnualReturn2005	7.11%
2006	rr_AnnualReturn2006	19.23%
2007	rr_AnnualReturn2007	4.82%
2008	rr_AnnualReturn2008	(34.34%)
2009	rr_AnnualReturn2009	21.31%
2010	rr_AnnualReturn2010	12.86%
2011	rr_AnnualReturn2011	(2.95%)
2012	rr_AnnualReturn2012	17.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.39%)
1 Year	rr_AverageAnnualReturnYear01	17.81%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Institutional Class | Thrivent Large Cap Value Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.45%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Institutional Class | Thrivent Large Cap Value Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Institutional Class | Thrivent Large Cap Value Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%

Institutional Class | Thrivent Large Cap Stock Fund
Thrivent Large Cap Stock Fund IILGX
Investment Objective
Thrivent Large Cap Stock Fund seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Large Cap Stock Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Large Cap Stock Fund
Management Fees	0.57%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.62%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Large Cap Stock Fund	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+16.32%
Worst Quarter:	Q4 ‘08	-22.25%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Large Cap Stock Fund	14.93%	(0.74%)	4.98%
Thrivent Large Cap Stock Fund (after taxes on distributions)	13.70%	(1.12%)	4.10%
Thrivent Large Cap Stock Fund (after taxes on distributions and redemptions)	11.23%	(0.67%)	4.22%
Thrivent Large Cap Stock Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Large Cap Stock Fund IILGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Large Cap Stock Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+16.32%
Worst Quarter:	Q4 ‘08	-22.25%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Large Cap Stock Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
2003	rr_AnnualReturn2003	21.71%
2004	rr_AnnualReturn2004	8.74%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	12.08%
2007	rr_AnnualReturn2007	7.81%
2008	rr_AnnualReturn2008	(37.69%)
2009	rr_AnnualReturn2009	27.32%
2010	rr_AnnualReturn2010	10.75%
2011	rr_AnnualReturn2011	(4.61%)
2012	rr_AnnualReturn2012	14.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
1 Year	rr_AverageAnnualReturnYear01	14.93%
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	4.98%
Institutional Class | Thrivent Large Cap Stock Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	(1.12%)
10 Years	rr_AverageAnnualReturnYear10	4.10%
Institutional Class | Thrivent Large Cap Stock Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	4.22%
Institutional Class | Thrivent Large Cap Stock Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

Institutional Class | Thrivent Equity Income Plus Fund
Thrivent Equity Income Plus Fund TEIIX
Investment Objective
Thrivent Equity Income Plus Fund seeks income plus long-term capital growth and income.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Equity Income Plus Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Institutional Class Thrivent Equity Income Plus Fund
Management Fees		0.65%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.29%
Acquired Fund (Underlying Fund) Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.96%
Less Expense Reimbursement	[1]	0.14%
Net Annual Fund Operating Expenses		0.82%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Equity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 0.80% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Equity Income Plus Fund	84	292	517	1,165

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Option Writing Risk. The Fund may write (sell) covered call and put options on any investments in which the Fund may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Fund’s portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written by the Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market Index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+14.28%
Worst Quarter:	Q3 ‘11	-16.24%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	Since Inception	Inception Date
Thrivent Equity Income Plus Fund	12.97%	1.45%	Feb 29, 2008
Thrivent Equity Income Plus Fund (after taxes on distributions)	12.52%	1.07%	Feb 29, 2008
Thrivent Equity Income Plus Fund (after taxes on distributions and redemptions)	8.94%	1.15%	Feb 29, 2008
Thrivent Equity Income Plus Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	3.73%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Equity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Equity Income Plus Fund TEIIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Equity Income Plus Fund seeks income plus long-term capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

		The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Option Writing Risk. The Fund may write (sell) covered call and put options on any investments in which the Fund may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Fund’s portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written by the Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market Index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+14.28%
Worst Quarter:	Q3 ‘11	-16.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Equity Income Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14% [1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	1,165
2009	rr_AnnualReturn2009	15.97%
2010	rr_AnnualReturn2010	16.23%
2011	rr_AnnualReturn2011	(2.35%)
2012	rr_AnnualReturn2012	12.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
1 Year	rr_AverageAnnualReturnYear01	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Equity Income Plus Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Equity Income Plus Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Institutional Class | Thrivent Equity Income Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%

[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Equity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 0.80% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Institutional Class | Thrivent Balanced Fund
Thrivent Balanced Fund IBBFX
Investment Objective
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Balanced Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Balanced Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund (Underlying Fund) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Balanced Fund	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. These indices are the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+14.87%
Worst Quarter:	Q4 ‘08	-18.55%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Balanced Fund	13.07%	3.34%	6.24%
Thrivent Balanced Fund (after taxes on distributions)	11.49%	2.58%	5.15%
Thrivent Balanced Fund (after taxes on distributions and redemptions)	9.58%	2.59%	4.97%
Thrivent Balanced Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Thrivent Balanced Fund S&P Supercomposite 1500 Index (reflects no deduction for fees, expenses or taxes)	16.31%	2.11%	7.55%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Balanced Fund IBBFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

		The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. These indices are the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+14.87%
Worst Quarter:	Q4 ‘08	-18.55%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
2003	rr_AnnualReturn2003	15.63%
2004	rr_AnnualReturn2004	7.29%
2005	rr_AnnualReturn2005	6.25%
2006	rr_AnnualReturn2006	9.19%
2007	rr_AnnualReturn2007	7.94%
2008	rr_AnnualReturn2008	(30.05%)
2009	rr_AnnualReturn2009	30.52%
2010	rr_AnnualReturn2010	16.06%
2011	rr_AnnualReturn2011	(1.61%)
2012	rr_AnnualReturn2012	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.55%)
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Institutional Class | Thrivent Balanced Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Institutional Class | Thrivent Balanced Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Institutional Class | Thrivent Balanced Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Institutional Class | Thrivent Balanced Fund | S&P Supercomposite 1500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	7.55%

Institutional Class | Thrivent High Yield Fund
Thrivent High Yield Fund LBHIX
Investment Objective
Thrivent High Yield Fund seeks high current income
and, secondarily, growth of capital.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent High Yield Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent High Yield Fund
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.47%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent High Yield Fund	48	151	263	591

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including, leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+15.93%
Worst Quarter:	Q4 ‘08	-14.86%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent High Yield Fund	16.21%	9.32%	9.97%
Thrivent High Yield Fund (after taxes on distributions)	13.40%	6.25%	6.91%
Thrivent High Yield Fund (after taxes on distributions and redemptions)	10.43%	6.08%	6.75%
Thrivent High Yield Fund Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent High Yield Fund LBHIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent High Yield Fund seeks high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including, leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+15.93%
Worst Quarter:	Q4 ‘08	-14.86%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
2003	rr_AnnualReturn2003	27.62%
2004	rr_AnnualReturn2004	10.19%
2005	rr_AnnualReturn2005	3.97%
2006	rr_AnnualReturn2006	10.42%
2007	rr_AnnualReturn2007	2.62%
2008	rr_AnnualReturn2008	(21.32%)
2009	rr_AnnualReturn2009	42.51%
2010	rr_AnnualReturn2010	14.67%
2011	rr_AnnualReturn2011	4.50%
2012	rr_AnnualReturn2012	16.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	9.32%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Institutional Class | Thrivent High Yield Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Institutional Class | Thrivent High Yield Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.43%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Institutional Class | Thrivent High Yield Fund | Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%

Institutional Class | Thrivent Diversified Income Plus Fund
Thrivent Diversified Income Plus Fund THYFX
Investment Objective
Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Diversified Income Plus Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Diversified Income Plus Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund (Underlying Fund) Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Diversified Income Plus Fund	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+14.90%
Worst Quarter:	Q4 ‘08	-16.20%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Fund	14.23%	6.42%	8.20%
Thrivent Diversified Income Plus Fund (after taxes on distributions)	12.71%	4.63%	6.00%
Thrivent Diversified Income Plus Fund (after taxes on distributions and redemptions)	9.40%	4.44%	5.79%
Thrivent Diversified Income Plus Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Thrivent Diversified Income Plus Fund Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.34%	10.62%
Thrivent Diversified Income Plus Fund Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)	9.82%	7.87%	6.33%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Diversified Income Plus Fund THYFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

		The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+14.90%
Worst Quarter:	Q4 ‘08	-16.20%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2012, the Fund’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays High Yield”) and the Barclays U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

		The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Fund’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Fund (unless the Adviser changes back to these indices).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Diversified Income Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2003	rr_AnnualReturn2003	27.09%
2004	rr_AnnualReturn2004	8.19%
2005	rr_AnnualReturn2005	3.47%
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	(0.78%)
2008	rr_AnnualReturn2008	(23.32%)
2009	rr_AnnualReturn2009	31.97%
2010	rr_AnnualReturn2010	15.57%
2011	rr_AnnualReturn2011	2.18%
2012	rr_AnnualReturn2012	14.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.20%)
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Institutional Class | Thrivent Diversified Income Plus Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Institutional Class | Thrivent Diversified Income Plus Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.40%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Institutional Class | Thrivent Diversified Income Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Institutional Class | Thrivent Diversified Income Plus Fund | Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Institutional Class | Thrivent Diversified Income Plus Fund | Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.33%

Institutional Class | Thrivent Municipal Bond Fund
Thrivent Municipal Bond Fund TMBIX
Investment Objective
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Municipal Bond Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Municipal Bond Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Municipal Bond Fund	50	157	274	616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+6.26%
Worst Quarter:	Q4 ‘10	-4.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Municipal Bond Fund	7.86%	5.95%	5.01%
Thrivent Municipal Bond Fund (after taxes on distributions)	7.85%	5.93%	4.99%
Thrivent Municipal Bond Fund (after taxes on distributions and redemptions)	6.56%	5.73%	4.94%
Thrivent Municipal Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Municipal Bond Fund TMBIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+6.26%
Worst Quarter:	Q4 ‘10	-4.51%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Municipal Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	616
2003	rr_AnnualReturn2003	4.74%
2004	rr_AnnualReturn2004	4.47%
2005	rr_AnnualReturn2005	3.35%
2006	rr_AnnualReturn2006	4.72%
2007	rr_AnnualReturn2007	3.17%
2008	rr_AnnualReturn2008	(2.10%)
2009	rr_AnnualReturn2009	12.18%
2010	rr_AnnualReturn2010	1.66%
2011	rr_AnnualReturn2011	10.86%
2012	rr_AnnualReturn2012	7.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.51%)
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Institutional Class | Thrivent Municipal Bond Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Institutional Class | Thrivent Municipal Bond Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	4.94%
Institutional Class | Thrivent Municipal Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%

Institutional Class | Thrivent Income Fund
Thrivent Income Fund LBIIX
Investment Objective
Thrivent Income Fund seeks high current income while preserving principal.
The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Income Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Income Fund
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.39%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Income Fund	40	125	219	493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well, however. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+10.77%
Worst Quarter:	Q3 ‘08	-6.15%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Income Fund	11.36%	7.37%	6.09%
Thrivent Income Fund (after taxes on distributions)	9.86%	5.49%	4.28%
Thrivent Income Fund (after taxes on distributions and redemptions)	7.35%	5.17%	4.13%
Thrivent Income Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Income Fund LBIIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Income Fund seeks high current income while preserving principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well, however. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+10.77%
Worst Quarter:	Q3 ‘08	-6.15%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493
2003	rr_AnnualReturn2003	8.41%
2004	rr_AnnualReturn2004	4.69%
2005	rr_AnnualReturn2005	2.30%
2006	rr_AnnualReturn2006	5.46%
2007	rr_AnnualReturn2007	3.42%
2008	rr_AnnualReturn2008	(11.28%)
2009	rr_AnnualReturn2009	21.87%
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	5.84%
2012	rr_AnnualReturn2012	11.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.15%)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Institutional Class | Thrivent Income Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.86%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Institutional Class | Thrivent Income Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Institutional Class | Thrivent Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

Institutional Class | Thrivent Core Bond Fund
Thrivent Core Bond Fund IIINX
Investment Objective
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Core Bond Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Core Bond Fund
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.54%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Core Bond Fund	55	173	302	677

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 355% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+8.23%
Worst Quarter:	Q4 ‘08	-5.35%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Core Bond Fund	8.07%	6.18%	5.12%
Thrivent Core Bond Fund (after taxes on distributions)	7.10%	4.65%	3.49%
Thrivent Core Bond Fund (after taxes on distributions and redemptions)	5.23%	4.37%	3.40%
Thrivent Core Bond Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Core Bond Fund IIINX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 355% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘09	+8.23%
Worst Quarter:	Q4 ‘08	-5.35%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
2003	rr_AnnualReturn2003	6.23%
2004	rr_AnnualReturn2004	4.02%
2005	rr_AnnualReturn2005	1.84%
2006	rr_AnnualReturn2006	4.65%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	(10.44%)
2009	rr_AnnualReturn2009	18.27%
2010	rr_AnnualReturn2010	11.40%
2011	rr_AnnualReturn2011	5.81%
2012	rr_AnnualReturn2012	8.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.35%)
1 Year	rr_AverageAnnualReturnYear01	8.07%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	5.12%
Institutional Class | Thrivent Core Bond Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Institutional Class | Thrivent Core Bond Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Institutional Class | Thrivent Core Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

Institutional Class | Thrivent Government Bond Fund
Thrivent Government Bond Fund TBFIX
Investment Objective
Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Government Bond Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Government Bond Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Government Bond Fund	56	176	307	689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘11	+5.15%
Worst Quarter:	Q3 ‘12	-0.22%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	Since Inception	Inception Date
Thrivent Government Bond Fund	3.42%	5.58%	Feb 26, 2010
Thrivent Government Bond Fund (after taxes on distributions)	1.82%	4.22%	Feb 26, 2010
Thrivent Government Bond Fund (after taxes on distributions and redemptions)	2.46%	4.05%	Feb 26, 2010
Thrivent Government Bond Fund Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)	2.16%	3.45%
Thrivent Government Bond Fund Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.99%	5.47%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Government Bond Fund TBFIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

		The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q3 ‘11	+5.15%
Worst Quarter:	Q3 ‘12	-0.22%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Government Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
2011	rr_AnnualReturn2011	8.45%
2012	rr_AnnualReturn2012	3.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.22%)
1 Year	rr_AverageAnnualReturnYear01	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Institutional Class | Thrivent Government Bond Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Institutional Class | Thrivent Government Bond Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2010
Institutional Class | Thrivent Government Bond Fund | Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Institutional Class | Thrivent Government Bond Fund | Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%

Institutional Class | Thrivent Limited Maturity Bond Fund
Thrivent Limited Maturity Bond Fund THLIX
Investment Objective
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Limited Maturity Bond Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	Institutional Class Thrivent Limited Maturity Bond Fund
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.36%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Limited Maturity Bond Fund	37	116	202	456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The investment adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+5.39%
Worst Quarter:	Q4 ‘08	-2.98%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns Institutional Class	1 Year	5 Years	10 Years
Thrivent Limited Maturity Bond Fund	4.03%	3.43%	3.51%
Thrivent Limited Maturity Bond Fund (after taxes on distributions)	3.45%	2.29%	2.21%
Thrivent Limited Maturity Bond Fund (after taxes on distributions and redemptions)	2.62%	2.25%	2.23%
Thrivent Limited Maturity Bond Fund Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	1.26%	2.88%	3.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Limited Maturity Bond Fund THLIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, mortgage-backed securities (including commercially backed ones) and asset-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The investment adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+5.39%
Worst Quarter:	Q4 ‘08	-2.98%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Class | Thrivent Limited Maturity Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	456
2003	rr_AnnualReturn2003	5.11%
2004	rr_AnnualReturn2004	2.00%
2005	rr_AnnualReturn2005	2.02%
2006	rr_AnnualReturn2006	4.62%
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	(5.85%)
2009	rr_AnnualReturn2009	13.60%
2010	rr_AnnualReturn2010	5.20%
2011	rr_AnnualReturn2011	1.12%
2012	rr_AnnualReturn2012	4.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.98%)
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Institutional Class | Thrivent Limited Maturity Bond Fund | (after taxes on distributions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Institutional Class | Thrivent Limited Maturity Bond Fund | (after taxes on distributions and redemptions) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Institutional Class | Thrivent Limited Maturity Bond Fund | Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%

Institutional Class | Thrivent Money Market Fund
Thrivent Money Market Fund AALXX
Investment Objective
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Money Market Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Institutional Class Thrivent Money Market Fund
Management Fees		0.49%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.59%
Less Expense Reimbursement	[1]	0.10%
Net Annual Fund Operating Expenses		0.49%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Money Market Fund	50	179	319	728

Principal Strategies
The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.
Principal Risks
The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Credit risk is expected to be low for the Money Market Fund because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Services Industry Risk. The Fund’s portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Fund or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q4 ‘07	+1.29%
Worst Quarter:	Q4 ‘12	0.00%

The 7-day yield for the period ended December 31, 2012 for the Fund Class I shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT.
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Thrivent Money Market Fund	none	0.67%	1.77%

The Fund attempts to maintain a stable net asset value per share of $1.00.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Class | Thrivent Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Money Market Fund AALXX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

		The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Credit risk is expected to be low for the Money Market Fund because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Services Industry Risk. The Fund’s portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Fund or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

		Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q4 ‘07	+1.29%
Worst Quarter:	Q4 ‘12	0.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The 7-day yield for the period ended December 31, 2012 for the Fund Class I shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund attempts to maintain a stable net asset value per share of $1.00.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) THRIVENT
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Institutional Class | Thrivent Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10% [1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	728
2003	rr_AnnualReturn2003	0.69%
2004	rr_AnnualReturn2004	0.92%
2005	rr_AnnualReturn2005	2.92%
2006	rr_AnnualReturn2006	4.79%
2007	rr_AnnualReturn2007	5.17%
2008	rr_AnnualReturn2008	2.95%
2009	rr_AnnualReturn2009	0.42%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	1.77%

[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013